Label	Element	Value
Baywood ValuePlus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baywood ValuePlus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Baywood ValuePlus Fund (formerly the Baywood SKBA ValuePlus Fund) (the "Fund") seeks to achieve long-term capital appreciation by investing in undervalued equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Advisor intends to invest primarily in securities that it deems to be undervalued and which exhibit the likelihood of exceeding market returns. The Fund will typically hold these securities until their market price reflects or exceeds their intrinsic value. The Advisor also expects to generate income by primarily investing in dividend-paying companies. In selecting dividend-paying companies, the Advisor does not seek a specific absolute yield; instead it compares the yield to a universe of dividend paying stocks along with its own history.

In determination of a company's valuation and fundamental attractiveness, the Advisor generally applies a rigorous thought process that includes, but is not limited to the following criteria:

Fundamental Analysis:

                  Assess balance sheet risk: Cash generation cycle, debt payment schedule, coverage ratios

                  Forecast earning power: Mid-cycle margins, normal return on capital, above/below trend

                  Determine cash flow sources/uses: Discretionary cash flow, capital investment required, capital allocation priorities.

                  Identify dividend policy: Appraise dividend payout to earnings, dividend growth forecast, dividend cut forecast

Competitive Analysis:

                   Analyze business strategy: Market share changes, product development cycles and sustainability of advantages

                   Evaluate management strengths: Track record, incentive compensation goals, internal compliance system

In addition, the Advisor will at times seek catalysts to which a company's valuation may improve from. These catalysts include but are not limited to: changes in management, improvements in a company's capitalization and forecasted changes of return on invested capital.

In selecting investments for the Fund, the Advisor typically seeks to invest in companies for a period three to five years. In consideration of a company's fundamental outlook the Advisor considers a company's earnings power, including its long-term ability to generate profit for reinvestment or distributions to shareholders. The Advisor considers other factors such as balance sheet and income statement strength, competitive position and overall industry prospects as well as management's alignment with shareholders' interests. Stock selection is based on individual company merits and the Advisor's assessment of each company's fair value.

The Fund may sell a security when it reaches its target valuation or when the Advisor expects or observes a long-term deterioration of a company's fundamentals. The Advisor may also sell a security when it identifies more compelling investment ideas or a particular security exceeds 5% of portfolio's total assets.

Under normal conditions, the Advisor seeks to achieve the Fund's investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equity securities of large market capitalization companies and instruments that provide exposure to such securities, including common, preferred and convertible stock and sponsored American Depositary Receipts ("ADRs"). The Advisor considers large market capitalization companies to be those with market capitalizations in the range of the Standard & Poor's 500 Index® at the time of purchase. In addition, the Fund may invest a significant portion of the Fund's total assets in cash or cash equivalents if the Advisor's Process (as explained below) does not identify other appropriate investments for the Fund.

The Fund is a diversified fund and seeks to construct a portfolio ranging from 40 to 60 securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal conditions, the Advisor seeks to achieve the Fund's investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equity securities of large market capitalization companies and instruments that provide exposure to such securities, including common, preferred and convertible stock and sponsored American Depositary Receipts ("ADRs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. More information on the Fund's principal investment strategies and principal risks is contained in the Fund's Statement of Additional Information (the "SAI"). The following additional risks could affect the value of your investment:

ADR Risk. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities investment value.

Equity Risk. The Fund's equity holdings, which include common stocks, may decline in value because of changes in price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk. The Fund's ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.

Market Risk. The value of the Fund's shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

Sector Risk. The Fund's investments may be more weighted in one or more sectors or industries. Negative developments affecting those sectors or industries may result in greater market risk to the Fund than to a fund that is not weighted in those sectors. The industries that comprise a sector may react similarly to changes in market conditions. Therefore, the value of the Fund's portfolio investments may be more sensitive to developments affecting those sectors.

Value Investment Risk. The Fund may invest in securities the Advisor believes are undervalued. The value of the Fund's shares may decline, even if stock prices generally are rising because value stocks may fall out of favor with the market or react differently to market, political and economic developments.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund's shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Investor Shares of the Fund from year to year. The table shows how the Fund's average annual returns for one year, five years and since inception compare to certain broad-based indices. The broad-based indices are the Russell 1000 Value Index®, which measures the performance of U.S. large capitalization value stocks, and the S&P 500 Index®, which measures the performance of U.S. large capitalization stocks. Because the Investor Shares have higher expenses than the Institutional Shares, the performance of the Investor Shares would be lower than the performance that the Institutional Shares realized for the same period. Updated performance information is available at www.baywoodfunds.com or by calling (855) 409-2297 (toll free).

A collective investment trust managed by the Fund's Advisor and portfolio management team ("Predecessor Fund") was reorganized into the Fund on the date the Fund commenced operations (i.e., on December 1, 2013). This collective investment trust was organized on June 27, 2008 and commenced operations on June 27, 2008. The collective investment trust had an investment objective and strategies that were, in all material respects, identical to those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The collective investment trust, however, was not registered as an investment company under the Investment Company Act of 1940, as amended, (the "1940 Act"), and the collective investment trust was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The Fund's performance for periods prior to the commencement of operations is that of the collective investment trust. The performance of the collective investment trust has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment trust had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below.

Performance information represents only past performance and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 409-2297
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.baywoodfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 15.53% for the quarter ended June 30, 2009, and the lowest return was -15.22% for the quarter ended March 31, 2009.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.22%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2015)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Baywood ValuePlus Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(3.83%)
5 Years	rr_AverageAnnualReturnYear05	11.27%
Since Inception	rr_AverageAnnualReturnSinceInception	7.56%
Baywood ValuePlus Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
Since Inception	rr_AverageAnnualReturnSinceInception	8.79%
Baywood ValuePlus Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.80%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.85%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,294
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,473
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,337
Annual Return 2009	rr_AnnualReturn2009	19.08%
Annual Return 2010	rr_AnnualReturn2010	17.75%
Annual Return 2011	rr_AnnualReturn2011	5.00%
Annual Return 2012	rr_AnnualReturn2012	11.65%
Annual Return 2013	rr_AnnualReturn2013	31.21%
Annual Return 2014	rr_AnnualReturn2014	7.83%
Annual Return 2015	rr_AnnualReturn2015	(4.79%)
Label	rr_AverageAnnualReturnLabel	Investor Shares - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.79%)
5 Years	rr_AverageAnnualReturnYear05	9.57%
Since Inception	rr_AverageAnnualReturnSinceInception	8.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2008
Baywood ValuePlus Fund | Investor Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Shares - Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(8.05%)
5 Years	rr_AverageAnnualReturnYear05	8.33%
Since Inception	rr_AverageAnnualReturnSinceInception	7.59%
Baywood ValuePlus Fund | Investor Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Shares - Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.01%)
5 Years	rr_AverageAnnualReturnYear05	7.60%
Since Inception	rr_AverageAnnualReturnSinceInception	6.77%
Baywood ValuePlus Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.39%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	996
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,310
Label	rr_AverageAnnualReturnLabel	Institutional Shares - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.53%)
5 Years	rr_AverageAnnualReturnYear05	9.81%
Since Inception	rr_AverageAnnualReturnSinceInception	8.56%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2008

[1]	"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
[2]	SKBA Capital Management, LLC (the "Advisor") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Investor Shares to 0.95% and Institutional Shares to 0.70%, through March 31, 2017 (the "Expense Cap"). The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the Expense Cap in place at the time the fees were waived. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply.
[3]	For the Institutional Shares, performance for the period is a blended average annual return which includes the returns of Investor Shares prior to May 2, 2011, the commencement of operations of Institutional Shares.